Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Bird Rides [Member]
Property, Plant and Equipment [Line Items]
Summary of Property and equipment
Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the related assets, which range from two to five years as shown in the table below. Useful lives used to depreciate our property and equipment are assessed periodically and adjusted when warranted. Additions, replacements, and improvements that extend the asset’s useful life are capitalized. Maintenance and repairs that do not enhance or extend the asset’s useful life are charged to expense as incurred.

Property and Equipment	Useful Life (Years)
Computer Hardware, Software, and Equipment	2 – 5
Furniture & Fixtures	3
Leasehold Improvements	Lesser of useful life or lease term